Incentive Units Fair Value of Incentive Units (Incentive Units) (Detail) (Incentive Units)	3 Months Ended	0 Months Ended
	Mar. 31, 2014 NGP Holdings 3/31/2014	Jan. 29, 2014 Rice Holdings Rice Holdings L L C 1/29/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%	0.00%
Expected Volatility	41.00%	47.00%
Risk-Free Rate	0.38%	1.11%
Expected Life (Years)	1 year 9 months 18 days	4 years